Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Credit Quality Indicators) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 4,378,991	¥ 4,000,357	¥ 3,997,182
Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,155,632	1,194,888	1,204,024
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		793,239	826,168
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		362,393	368,720
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,906,022	1,739,173	1,616,009
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,598,827	1,402,838
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		245,139	264,323
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		62,056	72,012
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,300,921	1,047,363
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		99,028	73,305	88,726
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		49,113	18,318
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		49,915	54,987
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		355,049	328,712
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		66,047	83,314
Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		780,797	562,032
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	[1]	16,416	18,933	¥ 24,795
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,292,945	3,928,383
Performing | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,140,825	1,182,804
Performing | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		787,081	820,225
Performing | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		353,744	362,579
Performing | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,870,447	1,707,514
Performing | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,593,005	1,397,217
Performing | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		239,523	258,478
Performing | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		37,919	51,819
Performing | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,269,021	1,024,233
Performing | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		48,881	18,064
Performing | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		45,699	51,496
Performing | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		352,669	326,165
Performing | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		64,665	81,726
Performing | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		757,107	546,782
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,652	13,832
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		58,827	47,142
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		23,163	18,911
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,434	3,544
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,945	4,060
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		14,784	11,307
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		31,900	23,130
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		232	254
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,216	3,491
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,380	2,547
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,382	1,588
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		23,690	15,250
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,764	5,101
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		27,219	24,832
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		14,807	12,084
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,158	5,943
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		8,649	6,141
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,412	12,748
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,388	2,077
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,671	1,785
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		9,353	8,886
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		86,046	71,974
Nonperforming | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		14,807	12,084
Nonperforming | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,158	5,943
Nonperforming | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		8,649	6,141
Nonperforming | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		35,575	31,659
Nonperforming | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,822	5,621
Nonperforming | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,616	5,845
Nonperforming | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		24,137	20,193
Nonperforming | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		31,900	23,130
Nonperforming | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		232	254
Nonperforming | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,216	3,491
Nonperforming | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,380	2,547
Nonperforming | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,382	1,588
Nonperforming | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		23,690	15,250
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 3,764	¥ 5,101

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.